UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   655 Madison Avenue, 21st Floor
           New York, NY  10065


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       1/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      102,956
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AEROPOSTALE                 COM            007865108    1,373   90,000 SH       SOLE                 90,000      0    0
BED BATH & BEYOND INC       COM            075896100    4,893   84,400 SH       SOLE                 84,400      0    0
BRAVO BRIO RESTAURANT GROUP COM            10567B109    1,887  110,000 SH       SOLE                110,000      0    0
BUCKEYE PARTNERS L P        UNIT LTD PARTN 118230101    1,280   20,000 SH       SOLE                 20,000      0    0
CITIGROUP INC               COM NEW        172967424    1,579   60,000 SH  CALL SOLE                 60,000      0    0
COWEN GROUP INC NEW         CL A           223622101      777  300,000 SH       SOLE                300,000      0    0
FEDEX CORP                  COM            31428X106    3,340   40,000 SH       SOLE                 40,000      0    0
HOME DEPOT INC              COM            437076102    5,886  140,000 SH       SOLE                140,000      0    0
ISHARES TR                  US PFD STK IDX 464288687    1,069   30,000 SH       SOLE                 30,000      0    0
KENNAMETAL INC              COM            489170100    2,556   70,000 SH       SOLE                 70,000      0    0
KORN FERRY INTL             COM NEW        500643200      597   35,000 SH       SOLE                 35,000      0    0
MONSTER WORLDWIDE INC       COM            611742107    1,190  150,000 SH       SOLE                150,000      0    0
OLIN CORP                   COM PAR $1     680665205      983   50,000 SH       SOLE                 50,000      0    0
PACCAR INC                  COM            693718108    3,665   97,800 SH       SOLE                 97,800      0    0
POTASH CORP SASK INC        COM            73755L107    2,064   50,000 SH       SOLE                 50,000      0    0
PROSHARES TR                PSHSULT S&P500 74347R107   13,917  300,000 SH       SOLE                300,000      0    0
REGENCY ENERGY PARTNERS L P COM UNITS LP   75885Y107    1,989   80,000 SH       SOLE                 80,000      0    0
RYDER SYS INC               COM            783549108    3,188   60,000 SH       SOLE                 60,000      0    0
SPDR S&P 500 ETF TR         TR UNIT        78462F103   47,063  375,000 SH       SOLE                375,000      0    0
UNITED PARCEL SERVICE INC   CL B           911312106    3,660   50,000 SH       SOLE                 50,000      0    0


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